ROBERTSON STEPHENS MUTUAL FUNDS
The Growth & Income Fund
Annual Report
December 31, 1996


GROWTH & INCOME

[GRAPHIC]

The Growth & Income Fund ANNUAL REPORT

FUND PHILOSOPHY


The Growth & Income Fund seeks to achieve long-term total return by investing primarily in small- and mid-cap stocks, convertible bonds, and preferreds. Our flexible, bottom-up approach is based on value recognition and trend analysis. We look for well-managed companies with improving fundamentals that are positioned for growth. Our formula for long-term success also includes a disciplined approach to managing risk: losses are eliminated quickly, and we are constantly looking for new opportunities. In addition, the Fund also may engage in short sales of securities it expects to decline in price.


CONTENTS

Fund Highlights  1
Report to Shareholders  2
Fund Performance  10
Portfolio Summary  11
Schedule of Investments  12
Schedule of Securities Sold Short  19
Statement of Assets and Liabilities  20
Statement of Operations  21
Statement of Changes in Net Assets  22
Financial Highlights  23
Notes to Financial Statements  24
Report of Independent Accountants  28
Administration  28

FUND HIGHLIGHTS


PERFORMANCE
The Robertson Stephens Growth & Income Fund was up 4.62% for the quarter ending December 31, 1996. For the year, we outpaced our benchmarks and were pleased with our results. (See Fund Performance on page 10.)


SMALL-CAPS LAG AGAIN
Large-capitalization stocks have outpaced small-caps for the last six months. Going forward, we like the earnings prospects of many smaller-cap issues.


THE GOOD, THE BAD, AND THE UGLY
A brief look at our 1996 investment performance during a volatile year.


1997 - WHAT'S NEXT?
Our framework going forward rests on three key assumptions: corporate earnings will slow, interest rates will remain a critical factor for stocks, and baby boomers' desire to save for retirement will continue to be the primary driver of public inflows into equity funds.

[PHOTO]

FUND MANAGER
John L. Wallace
Portfolio Manager
The Growth & Income Fund

DEAR SHAREHOLDER:


The Growth & Income Fund was up 4.62% for the fourth quarter of 1996. Our emphasis on small- to mid-cap growth stocks unfortunately led us to mixed performance versus our primary benchmarks. Last quarter the S&P 500 and Lipper Growth & Income Funds Indexes were up 8.37% and 7.80%, respectively.

Despite another tough quarter, we finished 1996 with a total return of 24.16%, outperforming both the S&P 500, up 22.99%, and the Lipper Growth & Income Funds Index, up 21.63%. We owe our results to a continued commitment to diversified investing and disciplined risk management.

Since the market correction from May to August, investor enthusiasm has been focused on blue-chip, large-cap stocks. The rush to celebrate a benign political environment (a Republican Congress and Democratic president), better-than-expected earnings, and a healthy economy with low inflation pushed the Dow Jones Industrial Average up almost 10% IN THE

"WE OWE OUR RESULTS TO DIVERSIFIED INVESTING AND DISCIPLINED RISK MANAGEMENT."

FOURTH QUARTER ALONE. The Dow gained more than 26% for the year, and small-caps (as measured by the Russell 2000 Index) lagged considerably, gaining only 16.49% for the year. (See chart below.)


Russell 2000 vs. S&P 500
RELATIVE STRENGTH:

[GRAPH]

SOURCE: THE LEUTHOLD GROUP


Since 1994, less than 25% of equity funds have been able to beat the S&P 500, and that fact has not gone unnoticed. It is estimated that today 8% of all equity mutual fund assets are indexed. Large inflows into index funds are automatically invested in the heaviest-weighted large-cap stocks in the indexes. More money has continued to pour into these funds, creating a vicious circle that drives the index higher. Valuation of the index is not a consideration for an index fund manager as new monies are invested. (Source: Merrill Lynch THEME & PROFILE INVESTING, December 1996). We think that the risks of index investing are rising. We are pleased to have beaten the S&P 500 in both 1995 and 1996, and think that if 1997 turns out to be a down year, the average mutual fund could be at an advantage over an "index" fund.

We believe that small-cap stocks still offer higher earnings potential at lower price-to-earnings ratios than large-caps, and the median market cap of the Fund is slightly less than $1 billion. Our forecast expects S&P 500 earnings growth to be only 5-8%, and we believe 1997 may have a lot more negative earnings surprises for investors than 1996. (See chart below.)


Projected EPS Growth as of 12/31/96
1996-1997

[GRAPH]

SOURCE: MERRILL LYNCH & CO. QUANTITATIVE ANALYSIS, I/B/E/S

1996 IN REVIEW

THE GOOD, THE BAD, AND THE UGLY

We would like to briefly review for you our thoughts on 1996 performance. It gives us and our shareholders a better view of our strengths and also our weaknesses. We try to learn from our mistakes and to not take our successes too seriously.

Overall, we are happy with our 1996 performance. Unfortunately, it was a "First Half, Second Half" story. The Fund's price peaked in late May, corrected some 15% over the summer, and did not make a new high until late November. We then finished the year slightly off the November high.

[PHOTO]

INVESTMENT MANAGEMENT

G. Randy Hecht
President
Robertson Stephens
Investment Trust
randy_hect@rsco.com


INVESTMENT TEAM

RESEARCH
John Seabern

TRADING
Don Heidary

ADMINISTRATION
Tara Britton

THE GOOD - ENERGY AND TECHNOLOGY

Despite a volatile year, we owe the bulk of our performance to our energy and technology sector commitments. We ended the year with approximately 23% of the Fund's assets in tech stocks and about 13% in energy, particularly oil services.

Rising oil and gas prices were the surprise of 1996, even as Iraq was finally allowed to sell oil again. Oil service stocks have regained pricing power after many years, and earnings visibility is quite strong. Our best-performing investments in this industry were DIAMOND OFFSHORE (0.92% of the portfolio at year-end), VERITAS DGC (0.54%), HVIDE MARINE (1.19%), and PRIDE PETROLEUM SERVICES (0.29%). We still like the group and think that the offshore drillers have the best earnings visibility of any sector in the market.

Technology remains an important Fund component. Rapid changes in communication and information access continue across the globe. Beneficiaries continue to be software, networking, and telecom companies. Our investments in mainframe software companies BMC SOFTWARE (1.34%) and COMPUWARE (1.21%) stood out in 1996.

Other big winners included TYCO TOYS PREFERRED (0.98%), PHILIP ENVIRONMENTAL (1.17%), MONSANTO (1.13%), and GENESSEE & WYOMING RAILROAD (1.12%). The common thread in these investments was the identification of a growth catalyst that helped drive earnings and valuations above expectations.

CORRECTION


THE BAD - SUMMER CORRECTION

The summer correction was particularly brutal for small-cap stocks, many of which have not yet recovered to their old highs despite improving fundamentals.

We try to be opportunistic and take advantage of market volatility by locking in gains and cutting losses. Timely sales included COMPUTER ASSOCIATES (0.49%), TOYS "R" US (0.99%), and VANSTAR (0.40%).

We were slow to react in several issues where momentum and liquidity went against us. Victims included VANS (1.13%), NATIONAL EDUCATION (1.13%), CAVALIER HOMES (0.35%), and TEXAS INDUSTRIES (0.98%). We still own these companies and believe that they have a positive risk-reward ratio for 1997.


"WE TRY TO BE OPPORTUNISTIC AND TAKE ADVANTAGE OF MARKET VOLATILITY BY LOCKING IN GAINS AND CUTTING LOSSES."

Real Estate Investment Trusts (REITs) were one of the best performing sectors in 1996. They typically have yielded 5-8%, with total return prospects pushing 12-18%. However, we were underweighted all year, and it wasn't until late November-December that we increased our exposure to more than 4% of the Fund. We think REITs will continue to perform well this year.

THE UGLY - "MEA CULPAS"

We have a flexible approach to equity investing -- we search for a growth catalyst that will drive earnings and valuations higher. Examples of catalysts are new management, products, or markets. At any point during the ownership cycle, if the catalyst changes for the negative, we will sell the entire position. When our reason to own a stock evaporates, our discipline forces us to sell. Unfortunately, there were several times in 1996 when we tried to rationalize our mistakes and held on to a losing position.

The "mea culpas" of 1996 that negatively impacted performance were TWA PREFERRED (0.91%), DATA TRANSLATION (0.04%), FEMRX INC. (0.25%), MOLTEN METALS TECHNOLOGY (0.66%), and LSI INDUSTRIES (0.40%). We hope to react more quickly and learn from these mistakes in the future.

"FROM TIME TO TIME WE MAY REDUCE OUR EQUITY EXPOSURE BY PURCHASING PUTS ON THE S&P 500, BUT AS OF THIS WRITING, WE FEEL THAT ANY MARKET DECLINE SHOULD BE MINIMAL (5-10%)."


LOOKING AHEAD TO 1997

After two great years in which the S&P 500 has risen almost 65%, it's tough to get exceedingly bullish for 1997. From time to time we may reduce our equity exposure by purchasing puts on the S&P 500, but as of this writing, we feel that any market decline should be minimal (5-10%). Our working assumptions for 1997 are as follows:

- Corporate earnings will continue to slow to about 5-8% in 1997. We expect small-cap stocks to grow faster, but liquidity concerns may prevent them from regaining market leadership.

- Interest rates will remain a critical factor for equities. The secular downtrend in rates since 1981 is intact. (See chart below.) Cyclical interruptions could drive rates above our forecasted 6-7.25% trading range.


Long-Term U.S. Government Yields
(1957 TO DATE)


[GRAPH]


SOURCE: INVESTMENT COMPANY INSTITUTE

- Cash inflows from individuals, especially baby boomers saving for retirement, will continue to be the primary source of funds for the equity market. Any dramatic reductions in these fund flows would be negative for equities. (See chart below.)


MUTUAL FUND INFLOWS
($ BILLIONS)

[GRAPH]


SOURCE: INVESTMENT COMPANY INSTITUTE


SOME OF THE OTHER WILD CARDS THAT MIGHT AFFECT STOCK PRICES IN 1997:

-    Further declines in the Japanese equity market

-    Capital gains cut

-    Political surprises or gridlock

-    Continued strength in the dollar and/or oil prices

-    Stronger-than-expected economy and inflation


IN CONCLUSION

The Growth & Income Fund's philosophy of searching for growth with a disciplined approach to risk paid off in 1996. We want to remind investors that successful equity investing is not a short-term proposition. We focus on and look forward to a long-term relationship with our shareholders.

On behalf of the entire Growth & Income team, I want to thank you for your trust and support.

Wishing everyone a healthy and prosperous 1997,

Sincerely,


/s/ John L. Wallace

JOHN L. WALLACE
Portfolio Manager
January 21, 1997

TO HEAR MY ONGOING THOUGHTS ON THE FUND, CALL OUR
24-HOUR HOTLINE AT 1-800-766-3863.  JANUARY 21, 1997

FUND PERFORMANCE


Results of a hypothetical $10,000 investment in The Robertson Stephens Growth & Income Fund, the S&P 500 Index(1), and the Lipper Growth & Income Funds Index(2) IF INVESTED ON JULY 12, 1995(3)


[GRAPH]



CUMULATIVE TOTAL RETURNS

                                                                 GROWTH & INCOME             S&P 500          LIPPER GROWTH &
FOR THE PERIOD ENDED 12/31/96                                               FUND               INDEX(1)    INCOME FUNDS INDEX(2)
--------------------------------------------------------------------------------------------------------------------------------

Since inception (7/12/95)(3)                                              39.56%              36.72%                   31.93%
--------------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
                                                                 GROWTH & INCOME             S&P 500          LIPPER GROWTH &
FOR THE PERIODS ENDED 12/31/96                                              FUND               INDEX(1)    INCOME FUNDS INDEX(2)
--------------------------------------------------------------------------------------------------------------------------------

One year                                                                  24.16%              22.99%                   21.63%
--------------------------------------------------------------------------------------------------------------------------------
Since inception (7/12/95)(3)                                              25.38%              23.64%                   20.68%
--------------------------------------------------------------------------------------------------------------------------------


(1) The Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") is a widely recognized, unmanaged index of a selected portfolio of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks constituting the index.

(2) The Lipper Growth & Income Funds Index is composed of 30 funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper Mutual Funds indices are equally weighted, composed of the largest mutual funds within their respective investment objectives, and adjusted for the reinvestment of capital gains distribution and income dividends. You cannot invest in an index.

(3)  Date that the Fund's shares were first offered to the public.

     Investors should realize that all performance data presented is based upon past performance during limited periods of time, and that past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

     International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Short selling is the sale of a borrowed security, and the price of the security can increase between the date the security is sold and the date when the fund must replace it. Options and futures may not be perfectly correlated to the underlying index or security. High-yielding, lower-quality debt securities may be considered to be of lower standing and more speculative.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 1996


[CHART]

Put Options/Warrants 0.4%
Shorts 0.8%
Utilities 1.5%
Biotech/Pharmaceuticals 1.6%
Media 1.7%
Building Products 1.7%
Entertainment 1.8%
Environmental Services 2.1%
Transportation 2.3%
Health/Medical 4.2%
Business/Commercial Services 4.3%
Oil/Gas Drilling 4.9%
Consumer Retail 5.4%
Manufacturing/Chemicals 5.8%
Cash/Cash Equivalents 0.1%
Other/Other Assets, Net 1.7%
Technology 22.9%
Financial/REIT 15.0%
Convertible/Preferreds 13.3%
Energy/Energy Services 8.5%

TOP TEN HOLDINGS

1.
AMERICAN POWER CONVERSION CORPORATION
Makes uninterruptible power supply (UPS), surge suppressor, and other products that buffer computers and other electronic devices from electrical power failures and surges.

2.
FISHER SCIENTIFIC INTERNATIONAL, INC.
Produces instruments, supplies, equipment, and related accessories to worldwide research centers, medical and educational laboratories, and industrial consumers.

3.
TEXAS INSTRUMENTS, INC.
Manufactures electronic devices and components, such as laptop computers and computer chips.

4.
NOBLE DRILLING CORPORATION
Owns and operates the world's largest fleet of offshore mobile oil and gas drilling rigs, as well as 46 land rigs. Also holds labor contracts for 16 third-party-owned rigs.

5.
SMITH INTERNATIONAL, INC.
Supplies products and services used to drill oil and gas wells.

6.
BMC SOFTWARE, INC.
Develops and markets system software products that ease data and database management for large enterprises.

7.
SCIENTIFIC GAMES HOLDING CORPORATION
Manufactures and sells instant lottery tickets to domestic and foreign governmental lottery authorities and licensees.

8.
COACHMEN INDUSTRIES, INC.
Manufactures recreational vehicles and conversions, modular housing units, repair parts and supplies, and office furniture.

9.
CARDINAL HEALTH, INC.
National wholesaler of pharmaceuticals, surgical and hospital supplies, therapeutic plasma, and other specialty pharmaceutical, health, and beauty care products.

10.
COMPUWARE CORPORATION
Develops and maintains system software products that enable computer programmers and analysts to improve efficiency in application program testing, test data preparation, error analysis, and maintenance.

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 5.8%
Bank United Corporation, Class A(1)                                                                40,000        $  1,070,000
Collective Bancorp, Inc.                                                                           80,000           2,810,000
Commercial Federal Corporation                                                                     65,000           3,120,000
Corestates Financial Corporation                                                                   60,000           3,112,500
Firstar Corporation                                                                                65,000           3,412,500
Glendale Federal Bank, FSB(1)                                                                      80,000           1,860,000
Great Western Financial Corporation                                                                85,000           2,465,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   17,850,000
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.3%
FemRx, Inc.(1)                                                                                    174,000             783,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      783,000
-----------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 1.7%
Royal Plastics Group, Ltd.(1),(2)                                                                 125,000           2,314,138
Texas Industries, Inc.                                                                             60,000           3,037,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,351,638
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.6%
National Education Corporation(1)                                                                 230,000           3,507,500
U-Ship, Inc.(1)                                                                                   250,000             781,250
Wallace Computer Services, Inc.                                                                   105,000           3,622,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,911,250
-----------------------------------------------------------------------------------------------------------------------------
CLOTHING/RETAIL - 3.9%
Brown Group, Inc.                                                                                 110,000           2,021,250
Regis Corporation                                                                                 130,000           2,112,500
Saks Holdings, Inc.(1)                                                                             35,000             945,000
SkyMall, Inc.(1)                                                                                   49,000             434,875
Sport-Haley, Inc.(1)                                                                              250,000           3,140,625
Vans, Inc.(1)                                                                                     280,000           3,500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12,154,250
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.7%
ADT, Ltd.(1)                                                                                      155,000           3,545,625
Western Staff Services, Inc.(1)                                                                   180,000           1,642,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,188,125
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 4.5%
Compaq Computer Corporation(1)                                                                     47,000           3,489,750
Dell Computer Corporation(1)                                                                       45,000           2,390,625
Read-Rite Corporation(1)                                                                           90,000           2,272,500
Scientific Games Holdings Corporation(1)                                                          150,000           4,012,500
Sequent Computer Systems, Inc.(1)                                                                 100,000           1,775,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,940,375
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


12


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE - 2.7%
BMC Software, Inc.(1)                                                                             100,000        $  4,137,500
Dynamic Healthcare Technologies, Inc.(1)                                                          257,500           1,223,125
Intergraph Corporation(1)                                                                         125,000           1,281,250
Midway Games, Inc.(1)                                                                              85,000           1,721,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,363,125
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 2.1%
Autodesk, Inc.                                                                                    100,000           2,800,000
Compuware Corporation(1)                                                                           75,000           3,759,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,559,375
-----------------------------------------------------------------------------------------------------------------------------
DATA COMMUNICATIONS - 2.7%
Cabletron Systems, Inc.(1)                                                                        110,000           3,657,500
Digi International, Inc.(1)                                                                       156,000           1,482,000
FORE Systems, Inc.(1)                                                                              57,500           1,890,312
Sync Research, Inc.(1)                                                                             95,000           1,306,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,336,062
-----------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 1.6%
Affiliated Computer Services, Inc., Class A(1)                                                    107,000           3,183,250
Equifax, Inc.                                                                                      60,000           1,837,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,020,750
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.5%
American Power Conversion Corporation(1)                                                          185,000           5,041,250
Harman International Industries, Inc.                                                              47,500           2,642,187
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,683,437
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 4.3%
Consolidated Natural Gas Company                                                                   60,000           3,315,000
Costilla Energy, Inc.(1)                                                                          134,000           1,825,750
El Paso Natural Gas Company                                                                        70,000           3,535,000
Gulf Canada Resources, Ltd.(1)                                                                    165,000           1,216,875
Questar Corporation                                                                                90,000           3,307,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,200,125
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 4.2%
BJ Services Company(1)                                                                             43,600           2,223,600
Drilex International, Inc.(1)                                                                     138,000           1,656,000
National-Oilwell, Inc.(1)                                                                           9,000             276,750
Smith International, Inc.(1)                                                                      100,000           4,487,500
Tuboscope Vetco International Corporation(1)                                                       20,000             310,000
Varco International, Inc.(1)                                                                      105,000           2,428,125
Veritas DGC, Inc.(1)                                                                               90,000           1,665,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,046,975
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.8%
Hollywood Entertainment Corporation(1)                                                            130,000           2,405,000
International Game Technology, Inc.(1)                                                            100,000           1,825,000
Sodak Gaming, Inc.(1)                                                                              92,500           1,422,187
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,652,187
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              13

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES - 2.1%
Philip Environmental, Inc.(1)                                                                     250,000        $  3,625,000
Tetra Technologies, Inc.(1)                                                                       120,000           3,030,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,655,000
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.7%
American Express Company                                                                           55,000           3,107,500
Conseco, Inc.                                                                                      55,000           3,506,250
Federal National Mortgage Association                                                              75,000           2,793,750
Matrix Capital Corporation(1)                                                                     120,000           1,905,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   11,312,500
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/HMO - 0.6%
Diagnostic Health Services, Inc.(1)                                                               220,000           1,760,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,760,000
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
Everest Reinsurance Holdings, Inc.                                                                 85,000           2,443,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,443,750
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.7%
Breed Technologies, Inc.                                                                          100,000           2,600,000
Cavalier Homes, Inc.                                                                               95,000           1,092,500
Coachmen Industries, Inc.                                                                         139,200           3,949,800
Furniture Brands International, Inc.(1)                                                           250,000           3,500,000
Skyline Corporation                                                                               140,000           3,465,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,607,300
-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.7%
Liberty Media Corporation, Grade A(1)                                                             105,000           2,999,062
Lin Television Corporation(1)                                                                      42,000           1,774,500
Univision Communications, Inc., Class A(1)                                                         17,000             629,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,402,562
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 2.5%
Meridian Diagnostics, Inc.                                                                        155,000           2,015,000
Novoste Corporation(1)                                                                            185,000           2,451,250
Ventritex, Inc.(1)                                                                                130,000           3,201,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,667,500
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - 1.1%
Biosource International, Inc.(1)                                                                  195,000           1,340,625
PLC Systems, Inc.(1)                                                                               60,000           1,350,000
SeaMED Corporation(1)                                                                              75,000             815,625

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,506,250
-----------------------------------------------------------------------------------------------------------------------------
MOTOR VEHICLES/PARTS SUPPLIERS - 0.8%
Boyds Wheels, Inc.(1)                                                                             170,000           2,380,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,380,000
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


14


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

NETWORK SYSTEMS - 2.5%
3Com Corporation(1)                                                                                40,000        $  2,935,000
Newbridge Networks Corporation(1)                                                                  85,000           2,401,250
Storage Technology Corporation(1)                                                                  50,000           2,381,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,717,500
-----------------------------------------------------------------------------------------------------------------------------
OIL/GAS DRILLING - 4.9%
Diamond Offshore Drilling, Inc.(1)                                                                 50,000           2,850,000
ENSCO International, Inc.(1)                                                                        5,000             242,500
Marine Drilling Companies, Inc.(1)                                                                150,000           2,953,125
Noble Drilling Corporation(1)                                                                     230,000           4,571,250
Precision Drilling Corporation(1)                                                                  43,500           1,511,625
Transocean Offshore, Inc.                                                                          50,000           3,131,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,259,750
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.3%
Cardinal Health, Inc.                                                                              67,500           3,931,875
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,931,875
-----------------------------------------------------------------------------------------------------------------------------
R.E.I.T. - 4.7%
Ambassador Apartments, Inc.(1)                                                                     77,500           1,830,937
Bedford Property Investors, Inc.                                                                   90,000           1,575,000
Crescent Real Estate Equities Trust                                                                50,000           2,637,500
Health and Retirement Property Trust                                                              105,000           2,034,375
JP Realty, Inc.                                                                                   110,000           2,846,250
Simon DeBartolo Group, Inc.                                                                        60,000           1,860,000
Walden Residential Properties, Inc.                                                                70,000           1,741,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,525,312
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 3.2%
Cypress Semiconductor Corporation(1)                                                              130,000           1,836,250
Motorola, Inc.                                                                                     54,500           3,344,937
Texas Instruments, Inc.                                                                            72,500           4,621,875
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,803,062
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.1%
Monsanto Company                                                                                   90,000           3,498,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,498,750
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY WHOLESALE - 1.5%
Fisher Scientific International, Inc.                                                             100,000           4,712,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,712,500
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.1%
Comsat Corporation                                                                                145,000           3,570,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,570,625
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 2.3%
Airborne Freight Corporation                                                                        3,700              86,487
Genesee & Wyoming, Inc., Class A(1)                                                               100,000           3,475,000
Hvide Marine, Inc., Class A(1)                                                                    170,000           3,697,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,258,987
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              15

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 1.5%
Houston Industries, Inc.                                                                          100,000        $  2,262,500
US West Communications Group                                                                       75,000           2,418,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,681,250
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 84.5% (Cost: $224,972,769)                                                                  261,735,147
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 0.3%
The Sakura Bank, Ltd., 7.50%, Expires 10/1/01, 144A(3),(4)                                             18             954,795
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      954,795
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 1.0%
Mesa, Inc., 8.00%, Expires 6/30/08, Series A                                                      489,981           3,123,629
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,123,629
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS - 0.7%
Westinghouse Electric Corporation, $1.30, Expires 6/1/97, Series C(3)                               125,000         2,218,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,218,750
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.0%
Crown Cork & Seal Company, Inc., 4.50%, Expires 2/26/00                                            70,000           3,640,000
Timet Capital Trust, 6.625%, Expires 11/1/26, 144A(3),(4)                                          45,000           2,446,875
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,086,875
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.0%
Tyco Toys Inc., 8.25%, Expires 7/1/00, Series C                                                   300,000           3,037,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,037,500
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.4%
Loral Space & Communications, 6.00%, Expires 11/1/06, 144A(3),(4)                                  23,600           1,333,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,333,400
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.7%
Trans World Airlines, Inc., 8.00%, Expires 12/31/49, 144A(3),(4)                                   85,000           2,125,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,125,000
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.6%
CalEnergy Capital Trust, 6.25%, Expires 3/10/16, 144A(3),(4)                                       30,000           1,893,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,893,750
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 6.7% (Cost: $18,632,844)                                                      20,773,699
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                 WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
Glendale Federal Bank, FSB, Warrants, Strike $12.00, Expires 8/21/00(5)                            80,000           1,020,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.3% (Cost $859,953)                                                                               1,020,000
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


16


DECEMBER 31, 1996                                                                               CONTRACTS               VALUE
-----------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS
-----------------------------------------------------------------------------------------------------------------------------
S&P INDEX PUT OPTIONS
March 97 730                                                                                          100          $  175,000
March 97 750                                                                                          100             241,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      416,250
-----------------------------------------------------------------------------------------------------------------------------
TOTAL PUT OPTIONS - 0.1% (Cost: 413,100)                                                                              416,250


                                                                                                      PAR               VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS
-----------------------------------------------------------------------------------------------------------------------------

CLOTHING/RETAIL - 0.2%
Charming Shoppes, Inc., 7.5%, Due 7/15/06(3)                                                      500,000             497,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      497,500
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 0.3%
AST Research, Inc., Due 12/14/13(3)                                                             3,000,000             960,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      960,000
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.7%
Platinum Technology, Inc., 6.75%, Due 11/15/01(3)                                                 700,000             852,250
Softkey International, Inc., 5.50%, Due 11/1/00, 144A(3),(4)                                    1,750,000           1,454,687
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,306,937
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 0.2%
Sports and Recreation, Inc., 4.25%, Due 11/1/00(3)                                              1,000,000             745,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      745,000
-----------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.7%
Molten Metal Technology, Inc., 5.50%, Due 5/1/06, 144A(3),(4)                                   3,000,000           2,055,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,055,000
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/MEDICAL TECHNOLOGY/HMO - 0.4%
Healthsource, Inc., 5.00%, Due 3/1/03, 144A(3),(4)                                              1,750,000           1,395,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,395,625
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS - 0.6%
Empresas ICA Sociedad, 5.00%, Due 3/15/04(3)                                                    2,500,000           1,737,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,737,500
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY/GENERAL INDUSTRIAL - 0.2%
Robbins & Myers, Inc., 6.50%, Due 9/1/03(3)                                                       500,000             565,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      565,000
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.5%
Mascotech, Inc., 4.50%, Due 12/15/03                                                            2,000,000           1,640,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,640,000
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 0.4%
Renal Treatment Centers, Inc., 5.625%, Due 7/15/06, 144A(3),(4)                                 1,250,000           1,206,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,206,250
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              17

SCHEDULE OF INVESTMENTS (CONTINUED)


DECEMBER 31, 1996                                                                                     PAR               VALUE
-----------------------------------------------------------------------------------------------------------------------------

MEDICAL SUPPLIES - 0.4%
Rotech Medical Corporation, 5.25%, Due 6/1/03, 144A(3),(4)                                      1,250,000        $  1,240,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,240,625
-----------------------------------------------------------------------------------------------------------------------------
OIL/GAS SERVICES - 0.3%
Pride Petroleum Services, Inc., 6.25%, Due 2/15/06                                                500,000             905,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      905,000
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.6%
Midcom Communications, 8.25%, Due 9/15/03, 144A(3),(4)                                          2,000,000           1,840,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,840,000
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.5%
Broadband Technologies, Inc., 5.00%, Due 5/15/01, 144A(3),(4)                                   2,000,000           1,540,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,540,000
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 0.6%
Offshore Logistics, Inc., 6.00%, Due 12/15/03(3)                                                1,800,000           1,890,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,890,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 6.6% (Cost: $21,357,527)                                                                 20,524,437

-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BONDS
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury STRIP, Due 11/15/24                                                               9,140,000           1,400,796
-----------------------------------------------------------------------------------------------------------------------------
TOTAL GOVERNMENT BONDS - 0.5% (Cost: $1,287,020)                                                                    1,400,796

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.7% (Cost: $267,523,213)                                                                    305,870,329
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CASH - 0.1%                                                                                                           140,905
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  383,739
Repurchase Agreement
     State Street Bank and Trust Company, 5.00%, dated 12/31/96, due 1/2/97, maturity value, $2,400,667 (collateralized by
     $1,880,000 par value U.S. Treasury Notes, 9.25%, due 2/15/16)                                                  2,400,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT - 0.9%                                     2,783,739
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


18


DECEMBER 31, 1996                                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------

RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 1.0%                                                         $  3,143,633
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (0.8)% (Proceeds: $2,497,383)                                                              (2,535,312)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.1%                                                                                              371,664
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $  309,774,958
-----------------------------------------------------------------------------------------------------------------------------


(1)  Non-income-producing security.

(2)  Foreign security denominated in Canadian Dollars.

(3)  Fair-value security. See 1.a. in Notes to Financial Statements.

(4) These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(5)  See 4.d. in Notes to Financial Statements.


SCHEDULE OF SECURITIES SOLD SHORT


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

BUSINESS SERVICES
AccuStaff, Inc.                                                                                    22,500          $  475,312
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS
Mylex Corporation                                                                                  40,000             500,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES
Sykes Enterprises, Inc.                                                                            27,500           1,031,250
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES
Ultrafem, Inc.                                                                                     20,000             350,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS
Quality Dining, Inc.                                                                               10,000             178,750
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT - (0.8)% (Proceeds: $2,497,383)                                                      $  2,535,312
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $267,523,213)                                                                     $  305,870,329
Cash                                                                                                                  140,905
Deposits with brokers and custodian bank for securities sold short                                                  2,783,739
Receivable from brokers for securities sold short                                                                   3,143,633
Receivable for investments sold                                                                                     3,484,842
Receivable for fund shares subscribed                                                                               1,088,524
Dividends/interest receivable                                                                                         551,312
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      317,063,284

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Securities sold short (Proceeds: $2,497,383)                                                                        2,535,312
Payable for investments purchased                                                                                   2,276,139
Payable for fund shares redeemed                                                                                    1,084,333
Payable to custodian bank                                                                                             778,828
Payable to adviser                                                                                                    333,571
Accrued expenses                                                                                                      213,433
Payable to distributor                                                                                                 66,710
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   7,288,326

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  309,774,958
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   267,448,798
Accumulated net realized gain from investments                                                                      3,567,044
Accumulated net realized gain from securities sold short                                                              193,991
Net unrealized appreciation on investments                                                                         38,394,304
Net unrealized appreciation on securities sold short                                                                  170,821
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  309,774,958
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                                   $  13.62
     Net Asset Value, offering and redemption price per share
     (net assets of $309,774,958 applicable to 22,744,504 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividends (Net of foreign tax withheld of $3,737)                                                                $  3,086,084
Interest                                                                                                            1,572,541
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                             4,658,625


-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            2,462,636
Distribution fees                                                                                                     615,659
Administrative services fee                                                                                           615,659
Custodian and transfer agent fees                                                                                     345,928
Shareholder reports                                                                                                   104,438
Professional fees                                                                                                      92,946
Registration and filing fees                                                                                           87,220
Trustees' fees and expenses                                                                                            22,326
Interest expense                                                                                                        3,883
Insurance fees                                                                                                          1,355
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                      4,352,050
Less: Expense waiver by adviser                                                                                      (140,905)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                 4,211,145

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 447,480
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                 14,368,389
Net realized gain from securities sold short                                                                          129,616
Net change in unrealized appreciation on investments                                                               25,033,904
Net change in unrealized appreciation on securities sold short                                                        125,009
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND SECURITIES SOLD SHORT                       39,656,918

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $  40,104,398
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  FOR THE             FOR THE
                                                                                               YEAR ENDED        PERIOD ENDED
                                                                                                 12/31/96            12/31/95(1)
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                               $      447,480      $       (5,124)
Net realized gain/(loss) from investments                                                      14,368,389          (3,511,975)
Net realized gain from securities sold short                                                      129,616              64,375
Net change in unrealized appreciation on investments                                           25,033,904          13,360,400
Net change in unrealized appreciation on securities sold short                                    125,009              45,812
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           40,104,398           9,953,488

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                            (457,356)                  -
Realized gain on investments                                                                   (7,274,370)                  -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            (7,731,726)                  -

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                          140,500,320         126,948,478
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                              140,500,320         126,948,478

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                  172,872,992         136,901,966
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           136,901,966                   0
End of period                                                                              $  309,774,958      $  136,901,966
-----------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on July 12, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                                  FOR THE             FOR THE
FOR A SHARE OUTSTANDING                                                                        YEAR ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                                          12/31/96            12/31/95(1)(3)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $        11.24      $        10.00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                0.02                   0
Net realized gain and net change in unrealized appreciation from investments
     and securities sold short                                                                       2.70                1.24
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 2.72                1.24

-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                            (0.02)                  -
Distributions from realized gain on investments                                                     (0.32)                  -
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $        13.62      $        11.24
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                       24.16%              12.40%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                  $  309,774,958      $  136,901,966
Ratio of Expenses to Average Net Assets                                                             1.71%(2)            1.94%
Ratio of Net Investment Income/(Loss) to Average Net Assets                                         0.18%(2)           (0.01)%
Portfolio Turnover Rate                                                                              212%                 97%
Average Commission Rate Paid(4)                                                                 $  0.0567                   -
-----------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on July 12, 1995.

(2) If the Fund had paid all of its expenses and had received no waiver from the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1996, would have been 1.76%, and the ratio of net investment income to average net assets would have been 0.13%.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each period has been determined by using the average number of shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Growth & Income Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At December 31, 1996, 91% of the Fund's long positions and 100% of its short positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1996, approximately 9% of the Fund's long positions were valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology sector. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

d.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2    CAPITAL SHARES:

a.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the year ended December 31, 1996, and for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, were as follows:


1/1/96 - 12/31/96                                   SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     24,212,751        $314,442,257
Share reinvested                                   543,194           7,520,835
------------------------------------------------------------------------------
                                                24,755,945         321,963,092

------------------------------------------------------------------------------
Shares redeemed                                (14,194,773)       (181,462,772)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                    10,561,172        $140,500,320
------------------------------------------------------------------------------


7/12/95 - 12/31/95                                  SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     14,440,164        $150,810,508
Share reinvested                                         0                   0
------------------------------------------------------------------------------
                                                14,440,164         150,810,508

------------------------------------------------------------------------------
Shares redeemed                                 (2,256,832)        (23,862,030)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                    12,183,332        $126,948,478
------------------------------------------------------------------------------

NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment

Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred investment advisory fees and administrative fees of $2,462,636 and $615,659, respectively. Effective November 25, 1996, RSIM voluntarily agreed to waive expenses of the Fund exceeding an annual expense ratio of 1.30%. For the year ended December 31, 1996, the Adviser agreed to waive $140,905 of its fees.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the year ended December 31, 1996.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC (RS & Co.), the Fund's distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a member of RS Group and General Counsel of RS & Co. John L. Wallace, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $22,326 for the year ended December 31, 1996.

d.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1996, the Fund incurred distribution fees of $615,659.

e.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the year ended December 31, 1996, the Fund paid brokerage commissions of $179,275 to RS & Co., which represented 14% of total commissions paid during the year.

NOTE 4    INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments and securities sold short for federal income tax purposes was $272,293,459. Accumulated net unrealized appreciation on investments and securities sold short was $37,328,824, consisting of gross unrealized appreciation and depreciation of $49,930,256 and $(12,601,432), respectively.

b.   INVESTMENT PURCHASES AND SALES:

For the year ended December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short and short-term investments) were $640,091,257 and $508,695,178, respectively.

c.   SHORT SALES:

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At December 31, 1996, the Fund had 1% of its total assets in short positions. For the year ended December 31, 1996, the cost of investments purchased to cover short sales and proceeds from investments sold short were $34,694,753 and $36,655,065, respectively.

Included in the "Other Assets, Net" category in the Schedule of Investments is the following security sold short where the Fund has purchased the underlying security to effectively close out the short position. Included in Receivable from Brokers for Securities Sold Short is $646,250 for this short position. At December 31, 1996, the cost of the associated long position and the unrealized appreciation on investments and securities sold short are $390,312 and $255,938, respectively. At December 31, 1996, the Fund chose not to complete the transactions which would have required delivery of the purchased security to the lender. The Fund does not consider this boxed position as an investment.


SECURITIES                                          SHARES               VALUE
------------------------------------------------------------------------------
Octel Communications Corporation                    25,000            $437,500
------------------------------------------------------------------------------


d.   WARRANTS:

A warrant is an option which normally entitles the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period. The Glendale Federal Bank, FSB, Warrants were valued daily at the last sale price on the principal exchange or market on which they were traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Robertson Stephens Growth & Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Growth & Income Fund (the "Fund") at December 31, 1996, the results of its operations and changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

ADMINISTRATION

OFFICERS AND TRUSTEES
G. Randy Hecht
   President, Chief Executive Officer

Terry R. Otton
   Chief Financial Officer

Dana K. Welch
   Secretary

Leonard B. Auerbach, Trustee
   President and Chairman of Auerbach
   Associates, Inc.

Daniel R. Cooney, Trustee
    Former Portfolio Manager of the
    Lord Abbett Developing Growth Fund

James K. Peterson, Trustee
    Former Director of the IBM
    Retirement Funds

John P. Rohal, Trustee
    Managing Director and Director of
    Research, Robertson, Stephens & Co.

INVESTMENT ADVISER
Robertson, Stephens & Company Investment Management, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104

DISTRIBUTOR
Robertson, Stephens & Company LLC
555 California Street, Suite 2600
San Francisco, CA 94104
1-800-766-3863

TRANSFER AGENT AND DISBURSING AGENT
State Street Bank & Trust Company
c/o National Financial Data Services
Kansas City, MO
1-800-272-6944

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
San Francisco, CA

LEGAL COUNSEL
Ropes & Gray
Boston, MA

This report is submitted for the information of shareholders of The Robertson Stephens Growth & Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Published February 28, 1997

Design:  Broom & Broom, Inc., San Francisco
Photography: Jerry Orabona, Bill Zemanek


THE ROBERTSON STEPHENS MUTUAL FUNDS

In addition to THE GROWTH & INCOME FUND, Robertson Stephens offers the following mutual funds:


THE CONTRARIAN FUND-TM-
A DEFENSIVE POSITION IN TODAY'S VOLATILE MARKET - Invests in attractively priced, growing companies worldwide that are out of favor or have not been discovered by institutional investors. Adheres to an independent, aggressive, and flexible investment strategy. Managed by Paul Stephens.

THE DEVELOPING COUNTRIES FUND
A PORTFOLIO OF GROWING COMPANIES IN EMERGING MARKETS - Invests primarily in publicly traded equities of developing countries, as well as in private placement emerging market equity securities. No load. Managed by Michael Hoffman.

THE DIVERSIFIED GROWTH FUND
FOCUSING ON SMALL- AND MID-CAP COMPANIES - Invests primarily in equity securities to create a portfolio broadly diversified over industries and companies. No load. Managed by John Wallace.

THE EMERGING GROWTH FUND
SEEKING TO INVEST IN AMERICA'S MOST DYNAMIC, GROWTH-ORIENTED INDUSTRIES - Invests primarily in common stocks of emerging growth companies (predominantly technology, specialty retailing, and health care) with above-average growth potential. No load. Managed by Jim Callinan.

THE GLOBAL LOW-PRICED STOCK FUND
SEEKING OVERLOOKED AND UNDERVALUED COMPANIES - Invests in companies worldwide that are low-priced (stock prices no greater than $10 per share), have future growth potential, but are underappreciated or overlooked by other investors. No load. Managed by Hannah Sullivan.

THE GLOBAL NATURAL RESOURCES FUND
PRIMARILY FOCUSING ON ATTRACTIVE HARD ASSET COMPANIES - Invests in equities of companies engaged in the discovery, development, production or distribution of natural resources, such as energy, metals, and forest products. No load. Managed by Andy Pilara, Jr.

THE INFORMATION AGE FUND-TM-
FOCUSING ON INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR - Invests in a wide range of technology companies with strong fundamentals, market advantage, and growth potential, including computer hardware and software, telecommunications, and multimedia. No load. Managed by Ron Elijah.

THE MICROCAP GROWTH FUND
FOCUSING ON COMPANIES WITH MARKET CAPS OF LESS THAN $250 MILLION - Invests primarily in "micro-cap" companies with the potential for long-term capital appreciation. No load. Managed by Dave Evans.

THE PARTNERS FUND
A SMALL-CAP FUND USING A VALUE METHODOLOGY - This methodology combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara, Jr.

THE VALUE + GROWTH FUND
A GROWTH FUND FOR THE LONG-TERM INVESTOR - Invests primarily in growth companies with favorable price/earnings ratios in sectors with the potential for above-average growth. No load. Managed by Ron Elijah.

Please read the prospectus to learn about the Funds' objectives, investment policies, and the special risks associated with The Robertson Stephens Mutual Funds, including international investing, investing in smaller companies, investing in a more limited number of issuers and sectors or a particular sector, short selling, using options and futures, and investing in high-yielding, lower-quality debt securities.

ROBERTSON, STEPHENS & COMPANY

BRINGING THE FUND MANAGER TO YOU

555 California Street, Suite 2600
San Francisco, California 94104


FUND NEWS & INFORMATION

ROBERTSON STEPHENS INVESTOR SERVICES

-    Knowledgeable mutual fund representatives.

-    Automated access to daily net asset values.

-    Portfolio managers' hotline, 24 hours a day.

1-800-766-3863


ROBERTSON STEPHENS
MUTUAL FUND E-MAIL

FUNDS@RSCO.COM


ROBERTSON STEPHENS ON THE WEB

HTTP://WWW.RSIM.COM


ROBERTSON STEPHENS ACCOUNTLINK

-    Automated account information, 24 hours a day.

1-800-624-8025


FUND LISTINGS

The Fund is listed in The WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY, and most local newspapers as Gr Inc under the heading Robertson Stephens. Its computer quotation symbol is RSGIX.

The views expressed in this report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manager on the date they are first published or at any other time thereafter. RSIM and its affiliates may buy or sell investments at any time for the Fund, their other clients or for their own accounts, and may not necessarily do so in a manner consistent with the views expressed in this report. The prices at which they buy or sell investments may be affected favorably by the contents of this report or the timing of its publication. THE VIEWS EXPRESSED IN THIS REPORT ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.